UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number

811-21720

Northern Lights Fund Trust

(Exact name of registrant as specified in charter)

 4020 South 147th Street; Omaha, NE 68137

(Address of principal executive offices) (Zip code)

Emile Molineaux

            Gemini Fund Services, LLC., 4020 South 147th Street; Omaha, NE 68137

(Name and address of agent for service)

Registrant's telephone number, including area code:

631-470-2600

Date of fiscal year end:

12/31

Date of reporting period:  09/30/2011

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited)
September 30, 2011
Shares		Market Value

	COMMON STOCK - 51.9%
	BANKS - 1.6%
7,500	Bank of New York Mellon Corp. +	$ 139,425

	BEVERAGES - 1.3%
58,258	SkyPeople Fruit Juice, Inc. *	106,612

	COMMERCIAL SERVICES - 1.5%
195,210	Hooper Holmes, Inc. *	128,839

	COMPUTERS - 4.2%
1,800	IBM +	315,054
42,176	Rainmaker Systems, Inc. *	42,598
		357,652
	ENERGY-ALTERNATE SOURCES - 1.8%
13,500	Clean Energy Fuels Corp. *	150,120

	FOOD - 0.9%
4,500	Sara Lee Corp.	73,575

	FOREST PRODUCTS & PAPER - 2.2%
2,700	Domtar Corp.	184,059

	HEALTHCARE-PRODUCTS - 0.8%
1,000	Kinetic Concepts, Inc. *	65,890

	INTERNET - 2.4%
7,000	eBay, Inc. *+	206,430

	MINING - 3.6%
26,000	North American Palladium Ltd. *	66,300
2,950	Silver Wheaton Corp.	86,878
11,000	Yamana Gold, Inc. +	150,260
		303,438
	MISCELLANEOUS MANUFACTURING - 0.6%
70,600	Eastman Kodak Co. *	55,075

	OFFICE/BUSINESS EQUIPMENT - 2.1%
26,000	Xerox Corp.	181,220

	OIL & GAS - 13.4%
3,000	ConocoPhillips	189,960
90,000	Constellation Energy Partners LLC *	250,200
10,000	Enerplus Corp.	245,400
3,927	Pace Oil & Gas Ltd. *	17,004
12,500	Penn Virginia Corp.	69,625
10,825	PostRock Energy Corp. *	33,990
10,000	Provident Energy Ltd.	81,600
5,316	Texas Pacific Land Trust	193,183
2,000	Ultra Petroleum Corp. *	55,440
		1,136,402
Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
Shares		Market Value

	PHARMACEUTICALS - 3.7%
10,000	Bristol-Myers Squibb Co.	$ 313,800

	REITS - 0.9%
6,750	Whiterock Real Estate Investment Trust *	76,809

	SEMICONDUCTORS - 1.5%
3,000	Micron Technology, Inc. *	15,120
8,000	Omnivision Technologies, Inc. * +	112,320
		127,440
	SOFTWARE - 3.4%
11,500	Microsoft Corp. +	286,235

	TELECOMMUNICATIONS - 6.0%
16,000	Cisco Systems Inc.	247,840
8,000	Corning Inc. +	98,880
30,000	Sprint Nextel Corp. *	91,200
4,000	Telecom Argentina SA, ADR	74,520
		512,440

	TOTAL COMMON STOCK (Cost - $5,260,525)	4,405,461

	EXCHANGE TRADED FUNDS - 4.5%
	ASSET ALLOCATION FUND - 1.8%
6,000	WisdomTree Dreyfus Chinese Yuan Fund *	151,680

	COMMODITY FUND - 2.2%
3,000	PowerShares DB Agriculture Fund *+	88,950
7,000	Sprott Physical Gold Trust *	98,210
		187,160
	DEBT FUND - 0.5%
2,000	ProShares UltraShort 20+ Year Treasury *	38,880

	TOTAL EXCHANGE TRADED FUNDS (Cost - $416,932)	377,720

	INVESTMENT COMPANIES - 12.3%
	CLOSED-END FUNDS - 12.3%
12,000	Aberdeen Global Income Fund, Inc.	149,520
20,398	Cohen & Steers Infrastructure Fund, Inc.	317,597
5,134	Eaton Vance Tax-Managed Global Diversified Equity Income Fund	41,072
17,342	S&P Quality Rankings Global Equity Managed Trust	201,861
7,855	Swiss Helvetia Fund, Inc.	87,897
11,000	Tortoise MLP Fund, Inc.	248,160
	TOTAL INVESTMENT COMPANIES (Cost - 1,062,994)	1,046,107

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011
Principle Amount		Coupon Rate (%)	Maturity	Market Value
	BONDS & NOTES - 2.4%
	MISCELLANEOUS MANUFACTURING - 0.7%
250,000	Eastman Kodak Co.	7.0000	4/1/2017	$ 63,750

	OIL & GAS - 1.7%
151,000	Progress Energy Resources Corp.	5.7500	6/30/2016	144,098

	TOTAL BONDS & NOTES (Cost - $387,283)			207,848

	TOTAL INVESTMENTS - 71.1% (Cost - $7,127,734)			$ 6,037,136
	OTHER ASSETS LESS LIABILITIES - 28.9%			2,449,776
	NET ASSETS - 100.0%			$ 8,486,912

* Non-Income producing security.
+ All or part of these securities were held as collateral for written options as of September 30, 2011.
REIT - Real Estate Investment Trust
MLP - Master Limited Partnership

(a) Represents cost for financial purposes.  Aggregate cost for book purposes including written options is substantially the same and differs from market value by net unrealized appreciation (depreciation) of securities as follows:

		Unrealized appreciation		$ 235,090
		Unrealized depreciation		(1,320,298)
		Net unrealized depreciation		$ (1,085,208)

Contracts **				Market Value
	WRITTEN OPTIONS - (0.2) %
	CALL OPTIONS
20	Bank of New York Mellon @ 21 October 2011			$ 440
80	Corning, Inc. @ 12 November 2011			10,000
15	EBAY, Inc. @ 32 October 2011			1,110
8	IBM @ 170 October 2011			7,840
20	Microsoft Corporation @ 27 October 2011			420
15	Omnivision Technologies @ 18 October 2011			375
10	Powershares DB Agriculture Fund @ 34 October 2011			50
20	Yamana Gold Inc. @ 16 October 2011			280
	TOTAL OPTIONS WRITTEN (Proceeds $25,905)			$ 20,515

**	Each option contract allows the holder of the option to purchase or sell 100 shares of the underlying security.

Investment Partners Opportunities Fund
PORTFOLIO OF INVESTMENTS (Unaudited) (Continued)
September 30, 2011

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”).  In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Option contracts listed on a securities exchange or board of trade (not including Index options) for which market quotations are readily available shall be valued at the last reported sales price or, in the absence of a sale, at the last reported bid price on the valuation date. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair market value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”).  The Board of Trustees (the “Board”) will review the fair value method in use for securities requiring a fair market value determination at least quarterly.  The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security.  Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Prices of foreign securities quoted in foreign currencies are translated into U.S. dollars at current rates. Investments in open-end investment companies are valued at net asset value.  Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, are valued at amortized cost.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis.  GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.  The following tables summarize the inputs used as of September 30, 2011 for the Fund’s assets and liabilities measured at fair value:

Assets +	Level 1	Level 2	Level 3	Total
Investments
Common Stock	$ 4,405,461	$ -	$ -	$ 4,405,461
Exchange Traded Fund	377,720	-	-	377,720
Investment Companies	1,046,107	-	-	1,046,107
Bonds & Notes	-	207,848	-	207,848
Total	$ 5,829,288	$ 207,848	$ -	$ 6,037,136
Liabilities
Derivatives
Written Options	$ 20,515	$ -	$ -	$ 20,515
Total	$ 20,515	$ -	$ -	$ 20,515
+ Refer to the Portfolio of Investments for industry classification.
The Fund did not hold any Level 3 securities during the year.

There were no significant transfers into and out of Level 1 and 2 during the current period presented. It is the Fund’s policy to recognize transfers into and out of Level 1 and Level 2 at the end of the reporting period.

Item 2. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the  Securities Exchange Act of 1934, as amended.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

 Item 3.  Exhibits.

Certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) (and Item 3 of Form N-Q) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Lights Fund Trust

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By

*/s/ Andrew B. Rogers

       Andrew B. Rogers, President

Date

11/29/2011

By

*/s/ Kevin E. Wolf

       Kevin E. Wolf, Treasurer

Date

11/29/2011